Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 14,628,290	$ 33,851,041	$ 27,572,692
Cost of revenue	(17,318,493)	(35,157,150)	(22,479,613)
Gross (loss) profit	(2,690,203)	(1,306,109)	5,093,079
Operating expenses
General and administrative expenses (Note 11)	(2,782,357)	(4,048,726)	(1,846,753)
Total operating expenses	(2,782,357)	(4,048,726)	(1,846,753)
(Loss) Income from operations	(5,472,560)	(5,354,835)	3,246,326
Other income (expense)
Interest expense, net	(346,696)	(508,810)	(286,090)
Other income	69,346	52,740	15,297
Total other (expense) income, net	(277,350)	(456,070)	(270,793)
(Loss) income before tax expense	(5,749,910)	(5,810,905)	2,975,533
Income tax (expense) benefit (Note 12)	(13,835)	80,154	(648,936)
Net (loss) income and total comprehensive (loss) income	$ (5,763,745)	$ (5,730,751)	$ 2,326,597
Net (loss) income per share attributable to ordinary shareholders
Basic	$ (0.44)	$ (0.48)	$ 0.21
Diluted	$ (0.44)	$ (0.48)	$ 0.21
Weighted average number of ordinary shares used in computing net income per share
Basic	12,975,000	11,849,178	11,250,000
Diluted	12,975,000	11,849,178	11,250,000